Consolidated Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Statement of comprehensive income [abstract]
Rental income	$ 374,573	$ 29,624	$ 1,426
Real estate sales	75,210,378	5,908,234
Other income	281,139
Total revenue	75,866,090	5,937,858	1,426
Cost of real estate sales	(43,416,945)	(3,364,444)
Gross margin	32,449,145	2,573,414	1,426
Operating expenses	(15,468,713)	(7,458,773)	(2,071,644)
Stock compensation expense	(15,550,314)
Results from operating activities	1,430,118	(4,885,359)	(2,070,218)
Finance income	38,665	27,084	11,713
Finance costs	(7,282,159)	(1,639,174)	(174,184)
Equity in net income of an associate	300,639
Listing fee	(13,755,620)
Net finance costs	(20,698,475)	(1,612,090)	(162,471)
Loss before income tax	(19,268,357)	(6,497,449)	(2,232,689)
Income tax expense	(7,444,936)		28,027
Loss for the year	(26,713,293)	(6,497,449)	(2,204,662)
Item that is or may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(138,963)	(1,159,811)	687,401
Total comprehensive loss for the year	$ (26,852,256)	$ (7,657,260)	$ (1,517,261)

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.